Additional information - Financial Statement Schedule I - Reconciliations (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IFRS (loss)/profit reconciliation:
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	£ (61,478)	£ (15,003)	£ (144,861)
(Loss)/profit for the year	(113,159)	(28,678)	(115,510)
IFRS equity reconciliation:
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(256,603)	(189,807)	(178,171)
IFRS equity	144,890	103,950	127,508	£ 272,512
Parent
IFRS (loss)/profit reconciliation:
(Loss)/profit for the year	(51,681)	(13,675)	29,351
IFRS equity reconciliation:
IFRS equity	£ 401,493	£ 293,757	£ 305,679	£ 309,683